Management of financial risks	6 Months Ended
Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Management of financial risks	Management of financial risksThe Company did not identify other risks than the ones presented in the consolidated financial statements for the year ended December 31, 2022.